Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
1 / December 2023
Issues
Maturity
Date
Principal
Amount Value
BONDS – 117 .09%
ASSET-BACKED SECURITIES — 8 .56% **
Access Group, Inc.,
Series 2015-1, Class A
(SOFR30A plus 0.81%)
6.15% 07/25/56
1,2
$ 830,728 $ 817,866
American Credit Acceptance Receivables Trust,
Series 2020-3, Class D
2.40% 06/15/26
1
1,205,909 1,201,078
AmeriCredit Automobile Receivables Trust,
Series 2020-1, Class D
1.80% 12/18/25 6,065,000 5,934,979
AmeriCredit Automobile Receivables Trust,
Series 2020-3, Class D
1.49% 09/18/26 2,587,000 2,447,251
AMMC CLO XIII Ltd.,
Series 2013-13A, Class A1R2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.31%)
6.71% 07/24/29
1,2,3
936,029 935,936
Barings CLO Ltd.,
Series 2018-3A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.21%)
6.63% 07/20/29
1,2,3
1,150,219 1,151,429
Bayview Commercial Asset Trust,
Series 2005-1A, Class A1
(CME Term SOFR 1-Month plus 0.56%)
5.92% 04/25/35
1,2
82,379 77,982
Carvana Auto Receivables Trust,
Series 2021-N2, Class D
1.27% 03/10/28 1,246,471 1,167,670
Flagship Credit Auto Trust,
Series 2019-4, Class D
3.12% 01/15/26
1
2,802,477 2,761,313
GLS Auto Receivables Issuer Trust,
Series 2020-3A, Class D
2.27% 05/15/26
1
2,552,771 2,521,458
Goal Capital Funding Trust,
Series 2006-1, Class B
(LIBOR USD 3-Month plus 0.45%)
6.09% 08/25/42
2
1,175,097 1,076,876
GoldenTree Loan Opportunities IX Ltd.,
Series 2014-9A, Class AR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.37%)
6.76% 10/29/29
1,2,3
1,413,554 1,413,624
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08% 01/17/73
1
2,667,358 2,420,296
JPMorgan Chase Bank N.A. - CACLN,
Series 2021-1, Class C
1.02% 09/25/28
1
253,469 249,083
LCM XXIV Ltd.,
Series 24A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.24%)
6.66% 03/20/30
1,2,3
2,875,982 2,875,695
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Madison Park Funding XIX Ltd.,
Series 2015-19A, Class A1R2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.18%)
6.59% 01/22/28
1,2,3
$ 4,590,237 $ 4,595,975
Madison Park Funding XVII Ltd.,
Series 2015-17A, Class AR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.26%)
6.67% 07/21/30
1,2,3
10,272,603 10,273,528
Magnetite VII Ltd.,
Series 2012-7A, Class A1R2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.06%)
6.46% 01/15/28
1,2,3
3,254,062 3,250,161
Navient Private Education Refi Loan Trust,
Series 2021-CA, Class A
1.06% 10/15/69
1
852,602 739,811
Navient Private Education Refi Loan Trust,
Series 2021-FA, Class A
1.11% 02/18/70
1
2,714,064 2,293,442
Nelnet Student Loan Trust,
Series 2013-1A, Class A
(SOFR30A plus 0.71%)
6.05% 06/25/41
1,2
1,147,243 1,126,412
NYACK Park CLO Ltd.,
Series 2021-1A, Class X
(Cayman Islands)
(CME Term SOFR 3-Month plus 0.91%)
6.33% 10/20/34
1,2,3
1,004,464 1,003,534
OCP CLO Ltd.,
Series 2017-14A, Class A1A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.41%)
6.78% 11/20/30
1,2,3
1,648,481 1,649,273
Octagon Investment Partners XVII Ltd.,
Series 2013-1A, Class BR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.66%)
7.04% 01/25/31
1,2,3
1,310,000 1,298,210
Palmer Square CLO Ltd.,
Series 2018-1A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.29%)
6.69% 04/18/31
1,2,3
1,618,948 1,618,592
Palmer Square Loan Funding Ltd.,
Series 2021-2A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.06%)
6.43% 05/20/29
1,2,3
772,794 771,001
Progress Residential Trust,
Series 2020-SFR3, Class F
2.80% 10/17/27
1
6,980,000 6,483,002
ReadyCap Commercial Mortgage Trust,
Series 2019-6, Class A
2.83% 10/25/52
1
2,106,211 2,018,163

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Reese Park CLO Ltd.,
Series 2020-1A, Class XR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.16%)
6.56% 10/15/34
1,2,3
$ 1,266,666 $ 1,266,027
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.45%)
6.87% 10/20/30
1,2,3
1,522,117 1,524,093
Rockford Tower CLO Ltd.,
Series 2018-1A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.36%)
6.73% 05/20/31
1,2,3
1,218,141 1,219,705
Santander Bank Auto Credit-Linked Notes,
Series 2022-B, Class E
8.68% 08/16/32
1
1,904,359 1,884,532
Santander Drive Auto Receivables Trust,
Series 2021-3, Class C
0.95% 09/15/27 805,233 797,750
Santander Drive Auto Receivables Trust,
Series 2021-3, Class D
1.33% 09/15/27 6,260,000 5,980,789
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
4,5,6
5,708,692 5,163,021
SLC Student Loan Trust,
Series 2007-1, Class A4
(SOFR90A plus 0.32%)
5.66% 05/15/29
2
1,056,561 1,052,972
SLM Student Loan Trust,
Series 2008-4, Class A4
(SOFR90A plus 1.91%)
7.25% 07/25/22
2
2,329,948 2,327,369
SLM Student Loan Trust,
Series 2008-6, Class A4
(SOFR90A plus 1.36%)
6.70% 07/25/23
2
1,725,386 1,702,694
SLM Student Loan Trust,
Series 2012-2, Class A
(SOFR30A plus 0.81%)
6.15% 01/25/29
2
1,582,678 1,515,974
SLM Student Loan Trust,
Series 2014-1, Class A3
(SOFR30A plus 0.71%)
6.05% 02/26/29
2
2,870,225 2,758,170
Stack Infrastructure Issuer LLC,
Series 2019-2A, Class A2
3.08% 10/25/44
1
5,000,000 4,862,270
Student Loan Consolidation Center Student Loan Trust I,
Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.61% 07/01/42
1,2
2,800,000 2,587,508
Vantage Data Centers Issuer LLC,
Series 2019-1A, Class A2
3.19% 07/15/44
1
3,826,667 3,756,930
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Voya CLO,
Series 2017-2A, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.24%)
6.64% 06/07/30
1,2,3
$ 6,289,540 $ 6,293,144
World Omni Auto Receivables Trust,
Series 2021-D, Class B
1.52% 11/15/27 5,325,000 4,958,210
Total Asset-Backed Securities
(Cost $115,070,377) 113,824,798
BANK LOANS — 1 .25% *
Communications — 0 .14%
Charter Communications Operating LLC,
Term Loan B2, 1st Lien
(SOFR plus 1.75%)
7.13% 02/01/27
2
239,975 240,276
CSC Holdings LLC,
Term Loan, 1st Lien
(LIBOR plus 2.25%)
7.73% 07/17/25
2
750,000 739,691
Frontier Communications Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
8.62% 10/08/27
2
109,599 109,188
Zayo Group Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
8.47% 03/09/27
2
836,172 720,914
1,810,069
Consumer Discretionary — 0 .09%
City Brewing Co. LLC,
Term Loan B, 1st Lien
(SOFR plus 3.76%)
8.32% 04/05/28
2
147,504 117,266
Naked Juice, LLC,
Term Loan, 1st Lien (Luxembourg)
(SOFR plus 3.35%)
8.70% 01/24/29
2,3
689,338 668,423
Term Loan, 2nd Lien
(SOFR plus 6.10%)
11.00% 01/24/30
2
136,414 111,092
Osmosis Buyer Ltd.,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
9.09% 07/31/28
2
80,245 80,406
Sunshine Luxembourg VII SARL,
Term Loan B, 1st Lien
(SOFR plus 3.60%)
8.95% 10/01/26
2
203,910 205,240
1,182,427

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
3 / December 2023
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Entertainment — 0 .06%
Elanco Animal Health, Inc.,
Term Loan B, 1st Lien
(SOFR plus 1.85%)
7.19% 08/01/27
2
$ 505,721 $ 503,264
William Morris Endeavor Entertainment LLC,
Term Loan B1, 1st Lien
(SOFR plus 2.86%)
8.22% 05/16/25
2
306,408 307,606
810,870
Finance — 0 .09%
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B6, 1st Lien
(SOFR plus 2.50%)
7.86% 06/22/28
2
236,285 237,092
Deerfield Dakota Holding LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
9.10% 04/09/27
2
173,417 172,117
Mozart Borrower, LP,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
8.47% 10/23/28
2
286,576 288,344
Setanta Aircraft Leasing DAC,
Term Loan B, 1st Lien
(SOFR plus 2.26%)
7.61% 11/06/28
2
515,000 517,217
1,214,770
Food — 0 .00%
8th Avenue Food & Provisions, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
9.22% 10/01/25
2
24,209 23,281
H-Food Holdings LLC,
Term Loan, 1st Lien
(SOFR plus 3.95%)
9.34% 05/23/25
2
45,351 36,495
59,776
Gaming — 0 .02%
Scientific Games International, Inc.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 3.10%)
8.46% 04/16/29
2,3
227,804 228,800
Health Care — 0 .18%
Bausch + Lomb Corp.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 3.35%)
8.71% 05/10/27
2,3
41,605 41,267
Term Loan, 1st Lien (Canada)
(SOFR plus 4.00%)
9.36% 09/14/28
2,3
265,623 265,955
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
Genesee & Wyoming, Inc.,
Term Loan, 1st Lien
(SOFR plus 2.10%)
7.45% 12/30/26
2
$ 191,214 $ 191,885
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.15%)
7.37% 11/15/27
2
505,358 505,989
ICON Luxembourg SARL,
Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 2.51%)
7.86% 07/03/28
2,3
212,031 213,058
Jazz Financing Lux SARL,
Term Loan B, 1st Lien
(SOFR plus 3.61%)
8.97% 05/05/28
2
387,557 390,058
Peraton Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
9.21% 02/01/28
2
119,640 120,089
Perrigo Investments LLC,
Term Loan B, 1st Lien
(SOFR plus 2.35%)
7.15% 04/20/29
2
493,750 493,955
PRA Health Sciences, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.51%)
7.86% 07/03/28
2
52,828 53,084
Star Parent, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.35% 09/28/30
2
96,700 95,800
2,371,140
Industrials — 0 .13%
Berry Global, Inc.,
Term Loan AA, 1st Lien
(SOFR plus 1.86%)
7.22% 07/01/29
2
1,143,030 1,145,768
Coherent Corp.,
Term Loan B, 1st Lien
(SOFR plus 2.86%)
7.38% - 7.67% 07/02/29
2
132,595 133,341
Filtration Group Corp.,
Term Loan, 1st Lien
(SOFR plus 4.36%)
9.72% 10/21/28
2
79,243 79,688
Patriot Container Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
9.21% 03/20/25
2
39,054 37,532
TransDigm, Inc.,
Term Loan I, 1st Lien
(SOFR plus 3.25%)
8.60% 08/24/28
2
291,567 293,260
1,689,589

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 4
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology — 0 .24%
Arches Buyer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.35%)
8.71% 12/06/27
2
$ 124,698 $ 122,317
Athenahealth Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.25% 02/15/29
2
242,328 241,601
Buzz Merger Sub Ltd.,
Term Loan B, 1st Lien
(SOFR plus 2.85%)
8.21% 01/29/27
2
69,924 70,230
Central Parent LLC,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.35% 07/06/29
2
100,706 101,393
EagleView Technology Co.,
Term Loan B, 1st Lien
(SOFR plus 3.76%)
9.11% 08/14/25
2
189,912 185,758
Entegris, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.50%)
7.85% - 7.86% 07/06/29
2
26,401 26,533
Gainwell Acquisition Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
8.72% - 8.99% 10/01/27
2
638,481 622,519
MH Sub I LLC,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
9.61% 05/03/28
2
44,810 44,138
Open Text Corp.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 1.85%)
7.21% 05/30/25
2,3
134,771 135,164
(SOFR plus 2.85%)
8.21% 01/31/30
2,3
233,374 234,191
Oracle Corp.,
Term Loan A1, 1st Lien
(SOFR plus 0.60%)
6.46% 08/16/27
2
913,972 911,687
Renaissance Holding Corp.,
Term Loan, 1st Lien
(SOFR plus 4.75%)
10.11% 04/05/30
2
79,982 80,370
Sophia LP,
Term Loan B, 1st Lien
(SOFR plus 3.60%)
8.96% 10/07/27
2
81,325 81,598
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.26%)
9.62% 03/03/28
2
166,377 146,888
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
SS&C Technologies Holdings, Inc.,
Term Loan B5, 1st Lien
(SOFR plus 1.86%)
7.22% 04/16/25
2
$ 192,805 $ 193,269
3,197,656
Insurance — 0 .07%
Acrisure LLC,
Term Loan B1, 1st Lien
(LIBOR plus 3.50%)
9.15% 02/15/27
2
455,901 455,781
Asurion LLC,
Term Loan B10, 1st Lien
(SOFR plus 4.10%)
8.91% 08/19/28
2
493,750 492,360
948,141
Materials — 0 .03%
Chemours Co. (The),
Term Loan B3, 1st Lien
(SOFR plus 3.50%)
8.86% 08/18/28
2
333,669 334,003
Mativ Holdings, Inc.,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 2.60%)
7.96% 05/06/27
2
38,921 38,142
372,145
Retail — 0 .04%
1011778 BC Unlimited Liability Co.,
Term Loan B5, 1st Lien (Canada)
(SOFR plus 2.25%)
7.61% 09/23/30
2,3
189,006 189,309
AmWINS Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.36%)
7.72% 02/19/28
2
192,578 193,120
KFC Holding Co.,
Term Loan B, 1st Lien
(SOFR plus 1.86%)
7.22% 03/15/28
2
195,254 195,722
578,151
Services — 0 .15%
Amentum Government Services Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 4.11%)
8.63% 01/29/27
2
154,652 155,086
Corp. Service Co.,
Term Loan B, 1st Lien
(SOFR plus 3.35%)
8.71% 11/02/29
2
429,000 430,609
Element Materials Technology Group U.S. Holdings, Inc.,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 4.35%)
9.70% 07/06/29
2
264,603 262,949

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
5 / December 2023
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Services (continued)
Term Loan B, 1st Lien
(SOFR plus 4.35%)
9.70% 07/06/29
2
$ 573,306 $ 569,723
GTCR W Merger Sub LLC,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
8.33% 09/20/30
2
187,111 188,163
Pre-Paid Legal Services, Inc.,
Term Loan, 1st Lien
(SOFR plus 3.86%)
9.22% 12/15/28
2
80,565 80,137
Trans Union LLC,
Term Loan B6, 1st Lien (Luxembourg)
(SOFR plus 2.36%)
7.72% 12/01/28
2,3
111,173 111,681
TruGreen LP,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
9.46% 11/02/27
2
168,240 162,814
1,961,162
Transportation — 0 .01%
United Airlines, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
8.56% 04/21/28
2
101,079 101,585
Total Bank Loans
(Cost $16,322,151) 16,526,281
CORPORATES — 26 .75% *
Banking — 7 .69%
Bank of America Corp.
3.71% 04/24/28
6
8,050,000 7,700,078
Bank of America Corp.
(MTN)
0.98% 09/25/25
6
4,891,000 4,723,471
1.32% 06/19/26
6
7,263,000 6,841,462
2.55% 02/04/28
6
4,275,000 3,965,268
HSBC Holdings PLC
(United Kingdom)
2.01% 09/22/28
3,6
17,265,000 15,380,323
ING Groep NV
(Netherlands)
3.87% 03/28/26
3,6
645,000 632,437
JPMorgan Chase & Co.
0.97% 06/23/25
6
16,520,000 16,139,375
2.18% 06/01/28
6
879,000 804,352
Lloyds Banking Group PLC
(United Kingdom)
1.63% 05/11/27
3,6
2,175,000 1,995,195
3.57% 11/07/28
3,6
175,000 164,775
PNC Financial Services Group, Inc. (The)
5.58% 06/12/29
6
830,000 847,009
Santander UK Group Holdings PLC
(United Kingdom)
1.09% 03/15/25
3,6
7,000,000 6,922,089
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
U.S. Bancorp
4.65% 02/01/29
6
$ 5,365,000 $ 5,283,675
UBS Group AG
(Switzerland)
1.31% 02/02/27
1,3,6
5,545,000 5,080,606
2.13% 10/13/26
3,6
2,000,000 2,147,556
3.87% 01/12/29
1,3,6
2,605,000 2,458,006
7.75% 03/01/29
3,6
1,160,000 1,478,499
Wells Fargo & Co.
(MTN)
2.39% 06/02/28
6
2,000,000 1,832,723
5.57% 07/25/29
6
17,460,000 17,863,721
102,260,620
Communications — 0 .92%
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.91% 07/23/25 1,720,000 1,704,459
Cox Communications, Inc.
3.15% 08/15/24
1
1,199,000 1,179,142
7.63% 06/15/25 900,000 923,794
Frontier Communications Holdings LLC
8.63% 03/15/31
1
12,000 12,246
Qwest Corp.
7.25% 09/15/25 4,665,000 4,565,869
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
5.15% 03/20/28
1
879,750 876,252
T-Mobile USA, Inc.
3.75% 04/15/27 3,015,000 2,926,437
12,188,199
Consumer Discretionary — 1 .24%
BAT Capital Corp.
3.56% 08/15/27 2,440,000 2,331,788
Imperial Brands Finance PLC
(United Kingdom)
3.50% 07/26/26
1,3
5,205,000 4,972,947
JDE Peet's NV
(Netherlands)
0.80% 09/24/24
1,3
935,000 899,598
Spectrum Brands, Inc.
3.88% 03/15/31
1
285,000 259,038
WarnerMedia Holdings, Inc.
3.76% 03/15/27 8,400,000 8,053,649
16,517,020
Diversified REITs — 1 .36%
Digital Euro Finco LLC
2.63% 04/15/24 7,715,000 8,474,456
GLP Capital LP/GLP Financing II, Inc.
3.35% 09/01/24 1,197,000 1,175,454
4.00% 01/15/30 1,750,000 1,600,375
5.30% 01/15/29 2,179,000 2,177,213
VICI Properties LP
4.95% 02/15/30 40,000 38,892

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 6
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Diversified REITs (continued)
VICI Properties LP/VICI Note Co., Inc.
3.75% 02/15/27
1
$ 385,000 $ 365,222
3.88% 02/15/29
1
245,000 225,256
4.63% 06/15/25
1
1,440,000 1,415,599
5.75% 02/01/27
1
2,590,000 2,603,512
18,075,979
Electric — 2 .46%
Alliant Energy Finance LLC
1.40% 03/15/26
1
6,540,000 5,936,740
5.95% 03/30/29
1
805,000 838,418
American Electric Power Co., Inc.
2.03% 03/15/24 4,880,000 4,841,006
Duke Energy Corp.
4.30% 03/15/28 1,835,000 1,810,112
Eversource Energy
2.90% 03/01/27 5,425,000 5,142,456
ITC Holdings Corp.
4.95% 09/22/27
1
4,960,000 4,985,979
Jersey Central Power & Light Co.
4.30% 01/15/26
1
1,868,000 1,828,782
4.70% 04/01/24
1
5,348,000 5,329,604
Metropolitan Edison Co.
4.00% 04/15/25
1
1,467,000 1,428,765
Pennsylvania Electric Co.
4.15% 04/15/25
1
500,000 490,443
32,632,305
Energy — 0 .43%
Energy Transfer LP
4.95% 05/15/28 1,150,000 1,146,714
Petroleos Mexicanos
(Mexico)
6.70% 02/16/32
3
3,274,000 2,717,420
Southern Co. Gas Capital Corp.
3.88% 11/15/25 1,950,000 1,902,545
5,766,679
Finance — 3 .07%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
2.45% 10/29/26
3
500,000 463,303
Air Lease Corp.
3.63% 04/01/27 4,835,000 4,617,082
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
1,3
5,905,000 5,236,915
2.75% 02/21/28
1,3
1,350,000 1,200,716
Capital One Financial Corp.
2.64% 03/03/26
6
2,685,000 2,574,328
Citigroup, Inc.
3.52% 10/27/28
6
4,987,000 4,719,680
6.07% 10/30/24
6
3,023,000 3,022,194
GGAM Finance Ltd.
(Cayman Islands)
8.00% 02/15/27
1,3
935,000 959,581
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75% 09/15/24 $ 750,000 $ 745,810
9.75% 01/15/29
1
600,000 613,233
JPMorgan Chase & Co.
0.82% 06/01/25
6
185,000 181,152
1.04% 02/04/27
6
4,710,000 4,330,299
Morgan Stanley
0.99% 12/10/26
6
5,000,000 4,603,011
1.59% 05/04/27
6
3,855,000 3,552,824
UBS Group AG
(Switzerland)
1.36% 01/30/27
1,3,6
730,000 669,697
1.49% 08/10/27
1,3,6
3,720,000 3,364,426
40,854,251
Food — 0 .54%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,
Inc.
(Canada)
3.00% 02/02/29
3
5,590,000 4,917,270
5.13% 02/01/28
3
2,205,000 2,196,916
7,114,186
Health Care — 1 .93%
1375209 BC Ltd.
(Canada)
9.00% 01/30/28
1,3
830,000 809,960
Amgen, Inc.
5.15% 03/02/28 4,405,000 4,505,926
Bayer U.S. Finance II LLC
2.85% 04/15/25
1
385,000 371,337
Bayer U.S. Finance LLC
6.25% 01/21/29
1
6,230,000 6,378,551
HCA, Inc.
3.13% 03/15/27 2,510,000 2,380,363
5.38% 09/01/26 2,520,000 2,535,721
5.88% 02/15/26 1,980,000 1,992,295
HCA, Inc.
(MTN)
7.58% 09/15/25 1,100,000 1,135,939
Illumina, Inc.
5.75% 12/13/27 2,275,000 2,339,610
Premier Health Partners,
Series G
2.91% 11/15/26 3,500,000 3,200,275
25,649,977
Health Care REITs — 0 .62%
Healthcare Reality Holdings LP
3.50% 08/01/26 1,451,000 1,387,579
Healthcare Realty Holdings LP
3.63% 01/15/28 3,255,000 3,004,698
Physicians Realty LP
4.30% 03/15/27 3,995,000 3,894,440
8,286,717

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
7 / December 2023
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Industrial REITs — 0 .26%
LXP Industrial Trust
6.75% 11/15/28 $ 3,325,000 $ 3,500,102
Industrials — 1 .04%
Amcor Flexibles North America, Inc.
4.00% 05/17/25 4,125,000 4,057,853
Artera Services LLC
9.03% 12/04/25
1
2,500,000 2,373,518
Berry Global, Inc.
1.65% 01/15/27 2,000,000 1,802,113
4.88% 07/15/26
1
1,365,000 1,342,246
General Electric Co.
(MTN)
(CME Term SOFR 3-Month plus 0.64%)
6.03% 05/05/26
2
2,235,000 2,222,339
(CME Term SOFR 3-Month plus 0.74%)
6.12% 08/15/36
2
2,182,000 1,992,875
13,790,944
Information Technology — 0 .55%
Netflix, Inc.
3.63% 06/15/25
1
3,207,000 3,150,012
Oracle Corp.
2.80% 04/01/27 4,385,000 4,138,016
7,288,028
Insurance — 2 .19%
Aon Corp.
4.50% 12/15/28 1,442,000 1,425,319
Athene Global Funding
2.51% 03/08/24
1
2,935,000 2,917,559
(SOFR Index plus 0.70%)
6.10% 05/24/24
1,2
5,005,000 5,001,908
Farmers Insurance Exchange
8.63% 05/01/24
1
5,000,000 5,032,798
MMI Capital Trust I,
Series B
7.63% 12/15/27 2,000,000 2,109,384
Nationwide Mutual Insurance Co.
7.94% 12/15/24
1,6
5,550,000 5,545,316
Teachers Insurance & Annuity Association of America
4.38% 09/15/54
1,6
2,800,000 2,756,341
Willis North America, Inc.
4.65% 06/15/27 4,345,000 4,309,924
29,098,549
Materials — 0 .37%
International Flavors & Fragrances, Inc.
1.83% 10/15/27
1
4,970,000 4,359,444
2.30% 11/01/30
1
745,000 616,637
4,976,081
Office REITs — 0 .21%
Hudson Pacific Properties LP
3.25% 01/15/30 110,000 82,714
3.95% 11/01/27 285,000 238,915
4.65% 04/01/29 1,845,000 1,498,927
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Office REITs (continued)
5.95% 02/15/28 $ 1,135,000 $ 1,017,923
2,838,479
Real Estate Investment Trust (REIT) — 0 .65%
American Tower Corp.
5.25% 07/15/28 4,445,000 4,521,237
Annington Funding PLC
(EMTN)
(United Kingdom)
2.65% 07/12/25
3
3,400,000 4,145,596
8,666,833
Retail REITs — 0 .15%
Federal Realty OP LP
7.48% 08/15/26 1,850,000 1,923,973
Services — 0 .50%
Global Payments, Inc.
2.15% 01/15/27 7,201,000 6,629,625
Specialized REITs — 0 .49%
Extra Space Storage LP
3.88% 12/15/27 6,745,000 6,446,550
Transportation — 0 .08%
Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA
2.00% 06/10/28 1,241,432 1,104,043
Total Corporates
(Cost $356,139,891) 355,609,140
MORTGAGE-BACKED — 57 .04% **
Non-Agency Commercial Mortgage-Backed — 10 .92%
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2021-FL3, Class A
(Cayman Islands)
(CME Term SOFR 1-Month plus 1.18%)
6.55% 08/15/34
1,2,3
5,000,000 4,959,268
Ashford Hospitality Trust,
Series 2018-KEYS, Class A
(CME Term SOFR 1-Month plus 1.17%)
6.53% 06/15/35
1,2
602,965 594,500
BANK,
Series 2018-BN14, Class A2
4.13% 09/15/60 3,753,010 3,665,294
Benchmark Mortgage Trust,
Series 2020-B17, Class A2
2.21% 03/15/53 7,590,000 7,104,568
BX Commercial Mortgage Trust,
Series 2020-VKNG, Class A
(CME Term SOFR 1-Month plus 1.04%)
6.41% 10/15/37
1,2
4,719,596 4,684,341
BX Commercial Mortgage Trust,
Series 2021-CIP, Class A
(CME Term SOFR 1-Month plus 1.04%)
6.40% 12/15/38
1,2
4,245,000 4,160,839

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 8
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
BX Commercial Mortgage Trust,
Series 2021-VINO, Class A
(CME Term SOFR 1-Month plus 0.77%)
6.13% 05/15/38
1,2
$ 4,046,705 $ 3,982,791
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class ASB
3.09% 05/10/58 1,008,686 985,841
Cold Storage Trust,
Series 2020-ICE5, Class A
(CME Term SOFR 1-Month plus 1.01%)
6.37% 11/15/37
1,2
8,456,667 8,406,633
Commercial Mortgage Trust,
Series 2015-PC1, Class A4
3.62% 07/10/50 2,621,647 2,567,108
Commercial Mortgage Trust,
Series 2016-DC2, Class ASB
3.55% 02/10/49 97,279 95,589
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE4, Class A
(CME Term SOFR 1-Month plus 1.03%)
6.39% 05/15/36
1,2
11,067,266 11,051,915
DBGS Mortgage Trust,
Series 2018-BIOD, Class A
(CME Term SOFR 1-Month plus 1.10%)
6.46% 05/15/35
1,2
9,082,801 9,031,910
Great Wolf Trust,
Series 2019-WOLF, Class A
(CME Term SOFR 1-Month plus 1.15%)
6.71% 12/15/36
1,2
9,584,000 9,551,707
Great Wolf Trust,
Series 2019-WOLF, Class F
(CME Term SOFR 1-Month plus 3.25%)
8.81% 12/15/36
1,2
4,290,000 4,216,245
GS Mortgage Securities Corp. Trust,
Series 2019-70P, Class A
(CME Term SOFR 1-Month plus 1.36%)
6.73% 10/15/36
1,2
10,000,000 9,669,719
GS Mortgage Securities Trust,
Series 2011-GC5, Class AS
5.15% 08/10/44
1,6
2,423,005 2,336,204
GS Mortgage Securities Trust,
Series 2014-GC20, Class AS
4.26% 04/10/47 4,940,000 4,905,482
GS Mortgage Securities Trust,
Series 2018-GS9, Class A2
3.84% 03/10/51 239,643 238,639
Houston Galleria Mall Trust,
Series 2015-HGLR, Class A1A1
3.09% 03/05/37
1
3,750,000 3,581,056
Independence Plaza Trust,
Series 2018-INDP, Class A
3.76% 07/10/35
1
3,294,364 3,139,380
Independence Plaza Trust,
Series 2018-INDP, Class B
3.91% 07/10/35
1
10,000,000 9,439,785
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class XA (IO)
0.94% 04/15/46
6
$ 1,495,053 $ 6,879
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20, Class A4A2
3.54% 07/15/47
1
580,388 578,894
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2021-MHC, Class A
(CME Term SOFR 1-Month plus 0.91%)
6.28% 04/15/38
1,2
4,932,362 4,892,786
MF1 Ltd.,
Series 2020-FL4, Class A
(CME Term SOFR 1-Month plus 1.81%)
7.18% 11/15/35
1,2
5,955,814 5,969,004
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class XA (IO)
0.84% 03/15/48
6
31,511,694 175,251
One New York Plaza Trust,
Series 2020-1NYP, Class A
(CME Term SOFR 1-Month plus 1.06%)
6.43% 01/15/36
1,2
2,000,000 1,912,208
SMRT,
Series 2022-MINI, Class A
(CME Term SOFR 1-Month plus 1.00%)
6.36% 01/15/39
1,2
2,885,000 2,833,664
SREIT Trust,
Series 2021-MFP2, Class A
(CME Term SOFR 1-Month plus 0.94%)
6.30% 11/15/36
1,2
3,640,000 3,590,081
SREIT Trust,
Series 2021-PALM, Class E
(CME Term SOFR 1-Month plus 2.02%)
7.39% 10/15/34
1,2
2,500,000 2,374,097
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A2
4.15% 08/15/51 979,370 959,929
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.55% 08/15/50 5,083,507 5,059,534
Wells Fargo Commercial Mortgage Trust,
Series 2017-SMP, Class A
(CME Term SOFR 1-Month plus 0.92%)
6.28% 12/15/34
1,2
6,300,000 5,733,077
Westfield Galleria at Roseville
8.40% 03/29/25
4,5
2,700,000 2,694,600
145,148,818
Non-Agency Mortgage-Backed — 16 .55%
Accredited Mortgage Loan Trust,
Series 2007-1, Class A4
(CME Term SOFR 1-Month plus 0.33%)
5.69% 02/25/37
2
221,507 220,695
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-OP1, Class A2D
(CME Term SOFR 1-Month plus 0.59%)
5.95% 04/25/36
2
6,211,515 5,481,112

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
9 / December 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-
Through Certificates,
Series 2005-R9, Class M1
(CME Term SOFR 1-Month plus 0.82%)
5.94% 11/25/35
2
$ 6,033,652 $ 5,868,854
Argent Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-W2, Class M1
(CME Term SOFR 1-Month plus 0.85%)
6.21% 10/25/35
2
3,862,431 3,765,595
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE3, Class A5
(CME Term SOFR 1-Month plus 0.65%)
2.92% 03/25/36
2
2,072,075 1,996,434
Banc of America Alternative Loan Trust,
Series 2003-8, Class 1CB1
5.50% 10/25/33 2,839,259 2,743,380
Bear Stearns ALT-A Trust,
Series 2004-10, Class M1
(CME Term SOFR 1-Month plus 1.01%)
6.37% 09/25/34
2
887,215 887,579
Bear Stearns ARM Trust,
Series 2004-3, Class 4A
5.10% 07/25/34
6
189,286 177,702
BNC Mortgage Loan Trust,
Series 2007-1, Class A4
(CME Term SOFR 1-Month plus 0.27%)
5.63% 03/25/37
2
3,988,605 3,719,736
Chase Funding Trust,
Series 2002-2, Class 2A1
(CME Term SOFR 1-Month plus 0.61%)
5.97% 05/25/32
2
1,127,030 1,114,660
Chase Mortgage Finance Trust,
Series 2007-A1, Class 8A1
5.81% 02/25/37
6
2,304,845 2,223,103
Chase Mortgage Finance Trust,
Series 2007-A2, Class 2A3
5.82% 06/25/35
6
428,152 420,892
Chevy Chase Mortgage Funding LLC, Mortgage-Backed
Certificates,
Series 2005-2A, Class A1
(CME Term SOFR 1-Month plus 0.29%)
5.65% 05/25/36
1,2
328,852 294,607
CIM Trust,
Series 2021-R3, Class A1A
1.95% 06/25/57
1,6
6,391,838 5,629,445
CIM Trust,
Series 2022-I1, Class A1
4.35% 02/25/67
1,6
4,915,299 4,771,309
Citigroup Mortgage Loan Trust,
Series 2006-AMC1, Class A1
(CME Term SOFR 1-Month plus 0.40%)
5.76% 09/25/36
1,2
5,793,043 5,556,930
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Asset-Backed Certificates Trust,
Series 2006-14, Class 2A3
(CME Term SOFR 1-Month plus 0.59%)
5.95% 02/25/37
2
$ 2,213,533 $ 2,119,069
Countrywide Asset-Backed Certificates Trust,
Series 2006-4, Class M1
(CME Term SOFR 1-Month plus 0.64%)
6.00% 07/25/36
2
2,932,570 2,879,752
Countrywide Asset-Backed Certificates Trust,
Series 2007-7, Class 1A
(CME Term SOFR 1-Month plus 0.31%)
5.67% 10/25/47
2
7,146,499 6,674,771
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-14, Class 4A1
5.36% 08/25/34
6
6,827 6,138
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-AR1, Class 5A1
5.47% 02/25/34
6
85,231 83,321
Credit Suisse Mortgage Capital Trust
Series 2022-RPL3, Class A1
3.75% 03/25/61
1,6
7,382,134 7,256,460
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB4, Class A1A
(CME Term SOFR 1-Month plus 0.20%)
3.01% 04/25/37
2
494,584 485,289
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A1
(CME Term SOFR 1-Month plus 0.17%)
3.27% 04/25/37
2
1,889,413 1,160,494
DSLA Mortgage Loan Trust,
Series 2005-AR2, Class 2A1A
(CME Term SOFR 1-Month plus 0.53%)
5.89% 03/19/45
2
220,329 208,709
Fannie Mae Connecticut Avenue Securities,
Series 2022-R03, Class 1M1
(SOFR30A plus 2.10%)
7.44% 03/25/42
1,2
4,278,708 4,332,963
Fannie Mae Connecticut Avenue Securities,
Series 2023-R01, Class 1M1
(SOFR30A plus 2.40%)
7.74% 12/25/42
1,2
2,830,941 2,887,369
First Franklin Mortgage Loan Trust,
Series 2004-FF5, Class A3C
(CME Term SOFR 1-Month plus 1.11%)
6.47% 08/25/34
2
337,411 306,306
First Franklin Mortgage Loan Trust,
Series 2005-FF8, Class M2
(CME Term SOFR 1-Month plus 0.89%)
6.25% 09/25/35
2
1,467,238 1,457,978
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A1
5.75% 09/25/34
6
914 883
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2022-DNA6, Class M1A
(SOFR30A plus 2.15%)
7.49% 09/25/42
1,2
1,551,728 1,570,387

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 10
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Fremont Home Loan Trust,
Series 2005-E, Class 2A4
(CME Term SOFR 1-Month plus 0.77%)
6.13% 01/25/36
2
$ 5,500,585 $ 5,201,336
GMACM Home Equity Loan Trust,
Series 2000-HE2, Class A1
(CME Term SOFR 1-Month plus 0.55%)
4.52% 06/25/30
2
52,427 48,486
GSAMP Trust,
Series 2005-HE4, Class M3
(CME Term SOFR 1-Month plus 0.89%)
6.25% 07/25/45
2
1,302,184 1,264,128
GSAMP Trust,
Series 2006-HE2, Class M1
(CME Term SOFR 1-Month plus 0.59%)
5.95% 03/25/46
2
3,225,206 3,126,018
GSR Mortgage Loan Trust,
Series 2005-AR7, Class 2A1
4.49% 11/25/35
6
80,794 73,026
Impac CMB Trust,
Series 2005-5, Class A1
(CME Term SOFR 1-Month plus 0.43%)
6.11% 08/25/35
2
874,431 795,123
IndyMac Index Mortgage Loan Trust,
Series 2004-AR8, Class 2A2A
(CME Term SOFR 1-Month plus 0.91%)
6.27% 11/25/34
2
419,779 371,588
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1998-1, Class A4
6.49% 09/25/28 132,915 133,468
JPMorgan Mortgage Acquisition Trust,
Series 2005-FRE1, Class M1
(CME Term SOFR 1-Month plus 0.73%)
3.11% 10/25/35
2
3,207,309 3,117,941
JPMorgan Mortgage Acquisition Trust,
Series 2006-NC1, Class M1
(CME Term SOFR 1-Month plus 0.59%)
5.95% 04/25/36
2
4,123,178 4,049,032
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH4, Class M1
(CME Term SOFR 1-Month plus 0.34%)
5.70% 05/25/37
2
7,750,000 7,443,431
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH5, Class A1
(CME Term SOFR 1-Month plus 0.27%)
5.63% 06/25/37
2
8,515,508 8,420,117
JPMorgan Mortgage Trust,
Series 2007-A1, Class 1A1
5.67% 07/25/35
6
159,515 156,898
JPMorgan Mortgage Trust,
Series 2007-A1, Class 5A2
5.04% 07/25/35
6
66,001 64,690
Lehman ABS Manufactured Housing Contract Trust,
Series 2001-B, Class AIOC (IO)
0.55% 04/15/40
4,5,6
44,859,412 530,747
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
LHOME Mortgage Trust,
Series 2021-RTL1, Class A1
3.09% 02/25/26
1,6
$ 145,015 $ 144,605
Long Beach Mortgage Loan Trust,
Series 2005-WL3, Class M1
(CME Term SOFR 1-Month plus 0.76%)
6.12% 11/25/35
2
467,511 465,429
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 4A2
4.38% 01/25/34
6
1,943 1,868
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A1
5.39% 11/21/34
6
287,171 270,800
MASTR Adjustable Rate Mortgages Trust,
Series 2004-3, Class 3A3
4.49% 04/25/34
6
38,074 35,066
MASTR Alternative Loan Trust,
Series 2003-1, Class 1A1
6.25% 12/25/32 778,152 778,984
MASTR Alternative Loan Trust,
Series 2003-5, Class 4A1
5.50% 07/25/33 1,416,820 1,401,895
MASTR Alternative Loan Trust,
Series 2003-9, Class 4A1
5.25% 11/25/33 1,590,826 1,544,612
MASTR Alternative Loan Trust,
Series 2004-7, Class 1A1
5.50% 07/25/34 1,373,394 1,303,034
MASTR Asset-Backed Securities Trust,
Series 2006-HE1, Class M1
(CME Term SOFR 1-Month plus 0.67%)
6.03% 01/25/36
2
4,893,508 4,719,312
MASTR Seasoned Securitization Trust,
Series 2004-1, Class 4A1
6.22% 10/25/32
6
80,273 77,784
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2C
(CME Term SOFR 1-Month plus 0.47%)
5.83% 06/25/37
2
7,053,304 6,651,995
Merrill Lynch Mortgage Investors Trust,
Series 2004-A4, Class A1
4.93% 08/25/34
6
402,648 371,728
Mid-State Capital Corp. Trust,
Series 2006-1, Class A
5.79% 10/15/40
1
2,327,970 2,293,134
Mid-State Trust,
Series 10W, Class A2
5.82% 02/15/36 225,599 219,867
Morgan Stanley ABS Capital I Trust,
Series 2004-NC7, Class M2
(CME Term SOFR 1-Month plus 1.04%)
6.40% 07/25/34
2
701,150 702,194
MortgageIT Trust,
Series 2005-3, Class A1
(CME Term SOFR 1-Month plus 0.71%)
6.07% 08/25/35
2
84,451 80,391

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
11 / December 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MortgageIT Trust,
Series 2005-4, Class A1
(CME Term SOFR 1-Month plus 0.67%)
6.03% 10/25/35
2
$ 2,021,848 $ 1,996,176
Nationstar Home Equity Loan Trust,
Series 2007-B, Class 1AV1
(CME Term SOFR 1-Month plus 0.33%)
5.69% 04/25/37
2
1,676,199 1,666,232
New Century Home Equity Loan Trust,
Series 2005-D, Class M1
(CME Term SOFR 1-Month plus 0.79%)
6.15% 02/25/36
2
4,422,856 4,229,794
NLT Trust,
Series 2021-INV2, Class A1
1.16% 08/25/56
1,6
5,804,274 4,585,283
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-
Through Certificates,
Series 2005-5, Class 1APT
(CME Term SOFR 1-Month plus 0.67%)
6.03% 12/25/35
2
2,646,730 2,507,451
Park Place Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-WCW3, Class M2
(CME Term SOFR 1-Month plus 0.85%)
6.21% 08/25/35
2
1,927,699 1,829,237
PHH Alternative Mortgage Trust,
Series 2007-3, Class A3
(CME Term SOFR 1-Month plus 0.71%)
6.07% 07/25/37
2
4,217,674 4,023,551
PRPM LLC,
Series 2020-4, Class A1 (STEP-reset date 01/25/24)
5.95% 10/25/25
1
5,590,650 5,578,160
PRPM LLC,
Series 2021-3, Class A1 (STEP-reset date 01/25/24)
1.87% 04/25/26
1
7,055,656 6,776,010
PRPM LLC,
Series 2022-3, Class A1 (STEP-reset date 01/25/24)
5.56% 06/25/27
1
9,366,535 9,239,805
PRPM, LLC,
Series 2021-1, Class A1
2.12% 01/25/26
1,6
4,037,384 4,027,356
PRPM, LLC,
Series 2021-10, Class A1 (STEP-reset date 01/25/24)
2.49% 10/25/26
1
5,057,587 4,885,732
PRPM, LLC,
Series 2021-7, Class A1 (STEP-reset date 01/25/24)
1.87% 08/25/26
1
9,586,449 9,308,421
Residential Accredit Loans Trust,
Series 2005-QA3, Class NB1
3.62% 03/25/35
6
868,721 468,284
Residential Asset Mortgage Products Trust,
Series 2005-EFC1, Class M5
(CME Term SOFR 1-Month plus 0.76%)
6.45% 05/25/35
2
1,724,628 1,708,247
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Securities Corp.,
Series 2005-KS11, Class M2
(CME Term SOFR 1-Month plus 0.74%)
6.10% 12/25/35
2
$ 1,058,832 $ 1,053,667
Saxon Asset Securities Trust,
Series 2006-2, Class M1
(CME Term SOFR 1-Month plus 0.55%)
5.91% 09/25/36
2
11,000,000 10,262,660
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-CB1, Class AF2 (STEP-reset date 02/25/24)
2.84% 01/25/36 1,376,156 1,131,995
Soundview Home Loan Trust,
Series 2006-OPT4, Class 2A4
(CME Term SOFR 1-Month plus 0.57%)
5.93% 06/25/36
2
3,372,911 3,215,067
Specialty Underwriting & Residential Finance Trust,
Series 2005-BC2, Class M3
(CME Term SOFR 1-Month plus 1.09%)
6.45% 12/25/35
2
1,068,479 1,052,108
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC6, Class A4
(CME Term SOFR 1-Month plus 0.28%)
5.64% 01/25/37
2
943,234 926,263
Structured Asset Securities Corp. Mortgage Pass-Through
Certificates,
Series 2003-26A, Class 3A5
6.45% 09/25/33
6
179,110 172,523
Terwin Mortgage Trust,
Series 2004-7HE, Class A1
(CME Term SOFR 1-Month plus 1.21%)
6.57% 07/25/34
1,2
60,793 56,961
VOLT XCIV LLC,
Series 2021-NPL3, Class A1 (STEP-reset date 01/25/24)
2.24% 02/27/51
1
5,583,836 5,454,614
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR14, Class A1
5.24% 01/25/35
6
262,409 237,877
WaMu Mortgage Pass-Through Certificates,
Series 2004-CB2, Class 2A
5.50% 07/25/34 570,486 543,304
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR13, Class A1A1
(CME Term SOFR 1-Month plus 0.69%)
6.05% 10/25/45
2
789,637 751,367
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A21
(CME Term SOFR 1-Month plus 0.77%)
6.13% 01/25/45
2
108,867 105,460
219,954,254
U.S. Agency Commercial Mortgage-Backed — 1 .33%
Fannie Mae-Aces,
Series 2021-M1, Class A1
0.87% 11/25/30 1,875,039 1,684,091

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 12
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ29, Class A1
0.74% 01/25/26 $ 1,326,387 $ 1,311,907
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ31, Class A1
0.57% 05/25/26 427,011 423,801
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ34, Class A1
0.68% 06/25/26 2,132,258 2,019,047
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ37, Class A1
1.68% 12/25/27 10,951,684 10,108,251
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series Q004, Class AFL
(Federal Reserve US 12-Month Cumulative Average plus
0.74%)
5.80% 05/25/44
2
1,090,854 1,083,624
Ginnie Mae,
Series 2008-92, Class E
5.56% 03/16/44
6
1,104,782 1,090,871
17,721,592
U.S. Agency Mortgage-Backed — 28 .24%
Fannie Mae Pool 735861
6.50% 09/01/33 4,423 4,513
Fannie Mae Pool 770900
(RFUCCT1Y plus 1.56%)
4.94% 04/01/34
2
77,383 76,887
Fannie Mae Pool AD0538
6.00% 05/01/24 3,422 3,412
Fannie Mae Pool AE0083
6.00% 01/01/40 426,071 445,031
Fannie Mae Pool AL0851
6.00% 10/01/40 493,384 519,264
Fannie Mae REMICS,
Series 1997-76, Class FS
(SOFR30A plus 0.56%)
5.90% 09/17/27
2
3,148 3,104
Fannie Mae REMICS,
Series 2001-60, Class OF
(SOFR30A plus 1.06%)
6.40% 10/25/31
2
264,412 268,439
Fannie Mae REMICS,
Series 2007-64, Class FA
(SOFR30A plus 0.58%)
5.92% 07/25/37
2
142,286 141,742
Fannie Mae REMICS,
Series 2009-85, Class LF
(SOFR30A plus 1.31%)
6.65% 10/25/49
2
1,440,838 1,463,705
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2009-96, Class FA
(SOFR30A plus 1.01%)
6.35% 11/25/49
2
$ 869,535 $ 874,818
Fannie Mae REMICS,
Series 2010-109, Class PF
(SOFR30A plus 0.51%)
5.85% 10/25/40
2
473,209 467,742
Fannie Mae REMICS,
Series 2010-26, Class S (IO)
(-1.00 X SOFR30A plus 6.12%, 6.23% Cap)
0.78% 11/25/36
2
3,109,293 323,252
Fannie Mae REMICS,
Series 2010-43, Class DP
5.00% 05/25/40 371,765 372,404
Fannie Mae REMICS,
Series 2010-6, Class BF
(SOFR30A plus 0.87%)
6.21% 02/25/40
2
805,400 806,701
Fannie Mae REMICS,
Series 2010-95, Class S (IO)
(-1.00 X SOFR30A plus 6.49%, 6.60% Cap)
1.15% 09/25/40
2
2,488,261 284,195
Fannie Mae REMICS,
Series 2019-79, Class FA
(SOFR30A plus 0.61%)
5.95% 01/25/50
2
2,850,227 2,801,110
Fannie Mae REMICS,
Series 2020-10, Class FA
(SOFR30A plus 0.61%)
5.95% 03/25/50
2
5,136,373 5,021,961
Freddie Mac Gold Pool A45796
7.00% 01/01/33 799 826
Freddie Mac Gold Pool C46104
6.50% 09/01/29 2,291 2,381
Freddie Mac REMICS,
Series 2174, Class PN
6.00% 07/15/29 141,538 142,391
Freddie Mac REMICS,
Series 2454, Class FQ
(SOFR30A plus 1.11%)
6.45% 06/15/31
2
2,316 2,346
Freddie Mac REMICS,
Series 2733, Class FB
(SOFR30A plus 0.71%)
6.05% 10/15/33
2
1,076,055 1,070,443
Freddie Mac REMICS,
Series 3071, Class TF
(SOFR30A plus 0.41%)
5.75% 04/15/35
2
351,484 351,039
Freddie Mac REMICS,
Series 3294, Class CB
5.50% 03/15/37 147,276 151,226

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
13 / December 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 3300, Class FA
(SOFR30A plus 0.41%)
5.75% 08/15/35
2
$ 300,508 $ 295,982
Freddie Mac REMICS,
Series 3325, Class NF
(SOFR30A plus 0.41%)
5.75% 08/15/35
2
774,963 763,293
Freddie Mac REMICS,
Series 3524, Class FC
(SOFR30A plus 1.05%)
6.39% 06/15/38
2
183,841 183,950
Freddie Mac REMICS,
Series 3531, Class FM
(SOFR30A plus 1.01%)
6.35% 05/15/39
2
104,065 104,372
Freddie Mac REMICS,
Series 4959, Class JF
(SOFR30A plus 0.56%)
5.90% 03/25/50
2
4,667,045 4,538,213
Freddie Mac Strips,
Series 240, Class F30
(SOFR30A plus 0.41%)
5.75% 07/15/36
2
898,950 889,989
Freddie Mac Strips,
Series 263, Class F5
(SOFR30A plus 0.61%)
5.95% 06/15/42
2
1,023,867 1,011,899
Freddie Mac Strips,
Series 319, Class F2
(SOFR30A plus 0.61%)
5.95% 11/15/43
2
4,670,396 4,588,553
Ginnie Mae (TBA)
4.50% 01/20/54 23,400,000 22,840,652
5.00% 01/20/54 17,850,000 17,747,191
5.50% 01/20/54 7,125,000 7,171,741
Ginnie Mae II Pool 2020
8.50% 06/20/25 70 70
Ginnie Mae II Pool 2286
8.50% 09/20/26 26 26
Ginnie Mae II Pool 2487
8.50% 09/20/27 797 796
Ginnie Mae II Pool 80059
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
3.88% 04/20/27
2
4,325 4,272
Ginnie Mae II Pool 80589
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
3.63% 03/20/32
2
7,891 7,645
Ginnie Mae II Pool 80610
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
3.88% 06/20/32
2
4,106 4,083
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool 80968
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
3.63% 07/20/34
2
$ 118,674 $ 116,855
Ginnie Mae II Pool 81201
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 2.00%)
4.13% 01/20/35
2
3,461 3,390
Ginnie Mae II Pool 8599
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
4.00% 02/20/25
2
1,473 1,453
Ginnie Mae,
Series 2009-106, Class XI (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.69%, 6.80% Cap)
1.33% 05/20/37
2
1,973,028 94,628
Ginnie Mae,
Series 2013-53, Class AD
1.50% 12/20/26 256,934 247,881
Ginnie Mae,
Series 2023-111, Class FN
(SOFR30A plus 1.20%)
6.54% 08/20/53
2
8,582,712 8,620,783
Ginnie Mae,
Series 2023-113, Class FD
(SOFR30A plus 1.35%)
6.50% 08/20/53
2
7,656,215 7,605,399
Ginnie Mae,
Series 2023-116, Class FL
(SOFR30A plus 1.15%)
6.49% 08/20/53
2
7,522,586 7,554,515
UMBS (TBA)
3.50% 01/01/39 17,550,000 16,906,966
4.00% 01/01/39 31,075,000 30,492,344
4.00% 01/01/54 42,250,000 39,965,955
4.50% 01/01/39 50,200,000 49,945,054
4.50% 01/01/54 56,000,000 54,346,225
5.00% 01/01/39 58,300,000 58,655,266
5.00% 01/01/54 17,125,000 16,944,385
5.50% 01/01/54 8,075,000 8,110,328
375,363,086
Total Mortgage-Backed
(Cost $767,875,920) 758,187,750
MUNICIPAL BONDS — 1 .72% *
California — 0 .25%
Campbell Union School District General Obligation, School
Improvements, Series B
5.41% 08/01/27 3,295,000 3,367,877
Florida — 0 .10%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series B
2.14% 10/01/28 445,000 400,475

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 14
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
Florida (continued)
2.29% 10/01/29 $ 985,000 $ 872,642
1,273,117
Maryland — 0 .08%
City of Baltimore General Obligation, School Improvements,
Series C
5.00% 10/15/25 1,035,000 1,038,914
Massachusetts — 0 .29%
Commonwealth of Massachusetts Revenue Bonds, Series B
4.11% 07/15/31 3,943,965 3,891,409
New York — 1 .00%
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements
3.19% 08/01/25 1,110,000 1,085,141
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries
B2
2.31% 11/01/26 4,060,000 3,838,526
New York State Dormitory Authority Revenue Bonds,
University & College Improvements, Series D
5.00% 03/15/24 4,040,000 4,038,996
New York State Dormitory Authority Revenue Bonds,
University & College Improvements, Series F
5.19% 03/15/24 4,360,000 4,359,322
13,321,985
Total Municipal Bonds
(Cost $23,710,888) 22,893,302
U.S. TREASURY SECURITIES — 21 .77%
U.S. Treasury Notes — 21 .77%
U.S. Treasury Notes
4.25% 12/31/25 144,360,000 144,365,677
4.38% 11/30/28 24,990,000 25,578,632
4.38% 12/15/26 72,105,000 72,834,500
4.88% 11/30/25 14,558,000 14,711,758
4.88% 10/31/28 14,331,000 14,961,340
U.S. Treasury Notes (WI)
3.75% 12/31/28 16,930,000 16,853,947
Total U.S. Treasury Securities
(Cost $287,463,739) 289,305,854
Total Bonds — 117 .09%
(Cost $1,566,582,966)
1,556,347,125
Issues Shares Value
COMMON STOCK — 0 .00%
Electric — 0 .00%
Homer City Holdings LLC
†,4,5,7
106,501 —
Total Common Stock
(Cost $6,078,660)
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 10 .81%
Money Market Funds — 6 .84%
Dreyfus Government Cash Management Fund
5.25%
8
24,703,000 $ 24,703,000
Fidelity Investments Money Market Funds - Government
Portfolio
5.25%
8,9
304,625 304,625
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
5.27%
8
65,887,000 65,887,000
90,894,625
U.S. Agency Discount Notes — 1 .12%
Federal Home Loan Bank
5.30%
10
02/27/24 $ 15,000,000 14,874,355
U.S. Treasury Bills — 2 .85%
U.S. Treasury Bills (WI)
5.31%
10
04/16/24 15,000,000 14,772,719
5.33%
10
05/16/24 23,620,000 23,168,931
37,941,650
Total Short-Term Investments
(Cost $143,704,288) 143,710,630
Total Investments - 127.90%
(Cost $1,716,365,914) 1,700,057,755
Liabilities in Excess of Other Assets - (27.90)% (370,837,008)
Net Assets - 100.00% $ 1,329,220,747
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at December 31, 2023.
3
Foreign denominated security issued by foreign domiciled entity.
4
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
5
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $8,388,368, which is 0.63% of total net assets.
6
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
7
Non-income producing security.
8
Represents the current yield as of December 31, 2023.
9
Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $3,878.
10
Represents annualized yield at date of purchase.
†
Fair valued security. The aggregate value of fair valued securities is $0, which is 0.00%
of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines approved by the Board of Trustees. See Notes to
Financial Statements.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
15 / December 2023
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CLO): Collateralized Loan Obligation
(EMTN): Euro Medium-Term Note
(EUR): Euro
(GBP): British Pound
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(REIT): Real Estate Investment Trust
(SOFR): Secured Overnight Financing Rate
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(USD): U.S. Dollar
(WI): When Issued
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 11,813,579 EUR 11,148,000 Citibank N.A. 01/12/24 $ (508,223)
USD 4,010,454 GBP 3,283,000 Citibank N.A. 01/12/24 (175,055)
NET UNREALIZED DEPRECIATION $ (683,278)
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note 4,877 03/28/24 $ 1,004,242,880 $ 9,958,956 $ 9,958,956
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Five-Year Note 2,940 03/28/24 (319,793,908) (7,056,029) (7,056,029)
U.S. Treasury Ten-Year Ultra Bond 470 03/19/24 (55,467,344) (2,366,372) (2,366,372)
U.S. Treasury Ultra Bond 74 03/19/24 (9,885,938) (869,993) (869,993)
Euro-Schatz Future 52 03/07/24 (6,120,137) (14,428) (14,428)
(391,267,327) (10,306,822) (10,306,822)
TOTAL FUTURES CONTRACTS $ 612,975,553 $ (347,866) $ (347,866)

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 16
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods used by the Adviser included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as
Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods used by the Adviser, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
17 / December 2023
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December
31, 2023 is as follows:
LOW DURATION BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 90,894,625 $ — $ — $ 90,894,625
U.S. Agency Discount Notes — 14,874,355 — 14,874,355
U.S. Treasury Bills 37,941,650 — — 37,941,650
Long-Term Investments:
Asset-Backed Securities — 108,661,777 5,163,021 113,824,798
Bank Loans — 16,526,281 — 16,526,281
Common Stock — — — —
Corporates — 355,609,140 — 355,609,140
Mortgage-Backed Securities — 754,962,403 3,225,347 758,187,750
Municipal Bonds — 22,893,302 — 22,893,302
U.S. Treasury Securities 289,305,854 — — 289,305,854
Other Financial Instruments
*
Assets:
Interest rate contracts 9,958,956 — — 9,958,956
Liabilities:
Foreign currency exchange contracts — (683,278) — (683,278)
Interest rate contracts (10,306,822) — — (10,306,822)
Total $ 417,794,263 $ 1,272,843,980 $ 8,388,368 $ 1,699,026,611
*Other financial instruments include foreign currency exchange contracts and futures. Interest rate contracts include futures.

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 18
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended December 31, 2023 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
LOW DURATION
BOND FUND
ASSET-BACKED
SECURITIES
CREDIT
DEFAULT
SWAPS
MORTGAGE-
BACKED
SECURITIES TOTAL
Balance as of
April 1, 2023 $ 5,422,797 $ 67,603 $ 3,359,676 $ 8,850,076
Accrued discounts/premiums — (48,325) (65,928) (114,253)
Realized gain (loss) — — — —
Change in unrealized appreciation (depreciation)* 38,871 (19,278) (68,401) (48,808)
Purchases — — — —
Sales (298,647) — — (298,647)
Transfers into Level 3** — — — —
Transfers out of Level 3** — — — —
Balance as of
December 31, 2023
$ 5,163,021 $ — $ 3,225,347 $ 8,388,368
*The change in unrealized appreciation (depreciation) on securities still held at December 31, 2023 was $(29,530) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended December 31, 2023.
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2023, are as follows:
LOW DURATION BOND FUND
FAIR VALUE AT
12/31/23
VALUATION
TECHNIQUE * UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Asset-Backed Securities $5,163,021 Broker Quote Offered Quote $90.44 $90.44 Increase
Common Stock $— Broker Quote Offered Quote $— $— Increase
Mortgage-Backed
Securities-Non-Agency $530,747 Third-Party Vendor Vendor Prices $1.18 $1.18 Increase
Mortgage-Backed Securities-
Non-Agency Commercial $2,694,600 Broker Quote Offered Quote $99.80 $99.80 Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.